PETER D. LOWENSTEIN
ATTORNEY AT LAW
496 Valley Rd.
COS COB, CONNECTICUT  06807
212 907-1850
203 869-3059

November 2, 2010

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Washington, D.C.  20549

Re:	Value Line U.S. Government Securities Fund, Inc.(the “Fund”)
File Nos. 2-71928 and 811-03171

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No.35 to the Fund's Registration Statement, in electronic format, which is marked to indicate the changes effected in the Registration Statement by this Amendment.

The Amendment is being filed for the purpose of updating certain information and conforming to the revised Form N-1A requirements.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein